Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Lessee, Lease Liability, Maturity [Table Text Block]
Fiscal Year	Operating leases	Finance lease
2022	$432,485	$42,868
2023	382,716	42,868
2024	331,438	42,868
2025	55,023	42,868
2026	—	55,715
Total undiscounted lease payments	1,201,662	227,187
Present value discount	(86,446)	(26,482)
Total lease liability	$1,115,216	$200,705